Financial instruments and risk management (Details Narrative) € in Thousands, $ in Thousands	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Financial Instruments And Risk Management
Cash	€ 1,100	$ 2,100	€ 14,800	$ 22,900